Quarterly Holdings Report
for
Fidelity Freedom® Income Fund
December 31, 2021
FRI-NPRT3-0322
1.811331.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/20/22 to 3/3/22 (b) (Cost $869,940)	870,000	869,950

Domestic Equity Funds - 8.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	670,335	7,976,990
Fidelity Series Blue Chip Growth Fund (c)	759,798	12,498,673
Fidelity Series Commodity Strategy Fund (c)	15,304,616	62,595,879
Fidelity Series Growth Company Fund (c)	1,558,218	31,803,234
Fidelity Series Intrinsic Opportunities Fund (c)	1,664,094	32,849,216
Fidelity Series Large Cap Stock Fund (c)	1,506,166	28,602,088
Fidelity Series Large Cap Value Index Fund (c)	678,939	10,564,285
Fidelity Series Opportunistic Insights Fund (c)	792,473	16,435,892
Fidelity Series Small Cap Discovery Fund (c)	251,460	3,583,303
Fidelity Series Small Cap Opportunities Fund (c)	795,614	11,870,557
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,728,954	24,309,090
Fidelity Series Value Discovery Fund (c)	1,125,719	18,653,163
TOTAL DOMESTIC EQUITY FUNDS (Cost $191,171,320)		261,742,370

International Equity Funds - 13.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,684,233	24,471,903
Fidelity Series Emerging Markets Fund (c)	1,723,269	18,111,559
Fidelity Series Emerging Markets Opportunities Fund (c)	8,260,246	173,630,374
Fidelity Series International Growth Fund (c)	3,289,338	62,892,145
Fidelity Series International Small Cap Fund (c)	907,241	19,405,879
Fidelity Series International Value Fund (c)	5,633,595	62,927,254
Fidelity Series Overseas Fund (c)	4,366,820	62,882,212
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $315,730,780)		424,321,326

Bond Funds - 61.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	31,405,729	315,627,573
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,481,339	25,135,965
Fidelity Series Emerging Markets Debt Fund (c)	1,806,037	16,380,756
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	580,173	5,476,832
Fidelity Series Floating Rate High Income Fund (c)	337,943	3,129,353
Fidelity Series High Income Fund (c)	2,064,651	19,696,773
Fidelity Series Inflation-Protected Bond Index Fund (c)	14,703,699	155,565,136
Fidelity Series International Credit Fund (c)	229,933	2,280,933
Fidelity Series International Developed Markets Bond Index Fund (c)	5,844,990	57,456,252
Fidelity Series Investment Grade Bond Fund (c)	104,513,665	1,214,448,790
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,703,814	91,196,496
Fidelity Series Real Estate Income Fund (c)	1,010,084	11,848,290
TOTAL BOND FUNDS (Cost $1,823,454,596)		1,918,243,149

Short-Term Funds - 16.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	2,255,177	2,255,628
Fidelity Series Government Money Market Fund 0.08% (c)(e)	405,454,958	405,454,958
Fidelity Series Short-Term Credit Fund (c)	10,847,585	108,692,798
TOTAL SHORT-TERM FUNDS (Cost $515,634,476)		516,403,384

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,846,861,112)	3,121,580,179
NET OTHER ASSETS (LIABILITIES) - 0.0%	(13,628)
NET ASSETS - 100.0%	3,121,566,551

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	17	Mar 2022	1,042,355	6,175	6,175

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $278,996.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	1,884,807	5,535,660	5,164,839	807	-	-	2,255,628	0.0%
Total	1,884,807	5,535,660	5,164,839	807	-	-	2,255,628

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	323,392,488	7,278,908	2,061,900	(18,107)	(467,900)	315,627,573
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	61,273,779	36,375,219	218,290	(171,554)	408,959	25,135,965
Fidelity Series All-Sector Equity Fund	8,543,965	1,510,775	2,349,561	1,151,221	589,111	(317,300)	7,976,990
Fidelity Series Blue Chip Growth Fund	13,557,862	4,240,937	4,928,994	2,682,516	964,902	(1,336,034)	12,498,673
Fidelity Series Canada Fund	16,957,854	7,939,292	2,907,649	531,343	244,794	2,237,612	24,471,903
Fidelity Series Commodity Strategy Fund	91,083,601	28,599,850	46,391,602	26,834,479	(2,998,511)	(7,697,459)	62,595,879
Fidelity Series Emerging Markets Debt Fund	17,676,887	1,008,571	2,293,011	585,317	(132,382)	120,691	16,380,756
Fidelity Series Emerging Markets Debt Local Currency Fund	5,754,943	737,492	693,195	213,373	(10,840)	(311,568)	5,476,832
Fidelity Series Emerging Markets Fund	23,215,427	2,914,804	6,191,411	610,425	795,398	(2,622,659)	18,111,559
Fidelity Series Emerging Markets Opportunities Fund	213,137,273	51,750,699	59,259,807	19,953,164	11,635,499	(43,633,290)	173,630,374
Fidelity Series Floating Rate High Income Fund	3,560,227	141,354	598,937	111,847	(40,389)	67,098	3,129,353
Fidelity Series Government Money Market Fund 0.08%	638,049,691	22,821,205	255,415,938	300,592	-	-	405,454,958
Fidelity Series Growth Company Fund	34,620,342	14,130,440	14,502,014	9,135,314	2,771,431	(5,216,965)	31,803,234
Fidelity Series High Income Fund	20,992,703	1,012,410	2,666,519	842,804	20,065	338,114	19,696,773
Fidelity Series Inflation-Protected Bond Index Fund	397,991,268	16,751,484	265,970,737	12,872,642	29,288,234	(22,495,113)	155,565,136
Fidelity Series International Credit Fund	2,237,066	57,708	-	57,708	-	(13,841)	2,280,933
Fidelity Series International Developed Markets Bond Index Fund	-	59,205,857	1,464,125	36,579	(5,700)	(279,780)	57,456,252
Fidelity Series International Growth Fund	47,520,417	24,263,170	11,588,797	4,954,630	327,636	2,369,719	62,892,145
Fidelity Series International Small Cap Fund	15,057,805	6,364,434	2,439,752	2,278,953	490,948	(67,556)	19,405,879
Fidelity Series International Value Fund	47,467,627	25,478,733	11,420,773	3,105,878	839,085	562,582	62,927,254
Fidelity Series Intrinsic Opportunities Fund	34,718,116	8,756,668	8,017,859	5,677,721	1,233,019	(3,840,728)	32,849,216
Fidelity Series Investment Grade Bond Fund	1,278,690,480	71,634,517	146,396,904	21,082,013	(799,121)	11,319,818	1,214,448,790
Fidelity Series Large Cap Stock Fund	30,352,675	4,301,718	7,071,210	2,645,368	1,369,255	(350,350)	28,602,088
Fidelity Series Large Cap Value Index Fund	11,188,318	1,057,291	2,371,181	631,481	424,962	264,895	10,564,285
Fidelity Series Long-Term Treasury Bond Index Fund	89,744,924	16,911,184	22,950,965	1,744,743	(1,575,453)	9,066,806	91,196,496
Fidelity Series Opportunistic Insights Fund	17,722,342	4,574,918	6,621,933	2,708,865	1,707,981	(947,416)	16,435,892
Fidelity Series Overseas Fund	47,599,899	21,275,302	12,990,991	1,841,560	1,169,872	5,828,130	62,882,212
Fidelity Series Real Estate Income Fund	12,626,216	529,885	2,064,040	429,375	213,064	543,165	11,848,290
Fidelity Series Short-Term Credit Fund	134,334,117	13,554,034	37,429,993	1,819,817	141,522	(1,906,882)	108,692,798
Fidelity Series Small Cap Discovery Fund	3,798,755	671,178	869,816	610,782	133,486	(150,300)	3,583,303
Fidelity Series Small Cap Opportunities Fund	12,704,610	4,038,023	3,240,724	3,064,998	641,302	(2,272,654)	11,870,557
Fidelity Series Stock Selector Large Cap Value Fund	25,655,317	4,864,830	6,153,756	3,242,098	1,068,977	(1,126,278)	24,309,090
Fidelity Series Value Discovery Fund	19,730,847	2,767,070	4,753,933	1,543,448	981,539	(72,360)	18,653,163
	3,316,291,574	808,532,100	995,670,254	135,581,244	51,300,025	(61,998,844)	3,118,454,601

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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